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                          NEW ENGLAND BOND INCOME FUND
           Supplement Dated August 23, 1999 to New England Bond Funds
                          Class A, B and C Prospectus
                  and New England Bond Funds Class Y Prospectus
                             Each dated May 3, 1999

Effective September 30, 1999, the Fund will continue to be managed with a team approach by Peter W. Palfrey and Richard G. Raczkowski as co-manager and assistant portfolio manager, respectively. As of that date, Catherine L. Bunting will no longer act as a portfolio manager of this Fund.